Cover	Mar. 02, 2022
Cover [Abstract]
Entity Registrant Name	STARGUIDE GROUP, INC.
Entity Central Index Key	0001803096
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 02, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity File Number	333-237681
Entity Tax Identification Number	61-1817627
City Area Code	702
Local Phone Number	996-6002
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 1	275 Jatwada
Entity Address Address Line 2	Dasna Gate near Old Bus Stand
Entity Address City Or Town	Ghaziabad
Entity Address Country	IN
Entity Address Postal Zip Code	201002